Regulatory Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Regulatory Matters
Schedule of comparison of the Bank's and Hilltop's consolidated actual capital amounts and ratios to the regulatory minimum requirements and the Bank's regulatory minimum capital requirements and the Bank's regulatory minimum capital requirements needed to qualify as a well-capitalized institution without giving effect to the final Basel III capital rules

The following table shows the Bank’s and Hilltop’s consolidated actual capital amounts and ratios compared to the regulatory minimum capital requirements and the Bank’s regulatory minimum capital requirements needed to qualify as a “well-capitalized” institution (dollars in thousands), without giving effect to the final Basel III capital rules.

					To Be Well Capitalized
			Minimum Capital		Minimum Capital
	Actual		Requirements		Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2014
Tier 1 capital (to average assets):
Bank	$811,068	9.97%	$325,381	4%	$406,726	5%
Hilltop	1,167,323	13.51%	345,651	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	811,068	13.22%	245,444	4%	$368,166	6%
Hilltop	1,167,323	18.11%	257,816	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	852,846	13.90%	490,888	8%	$613,610	10%
Hilltop	1,211,017	18.79%	515,632	8%	N/A	N/A

December 31, 2013
Tier 1 capital (to average assets):
Bank	$762,364	9.29%	$328,275	4%	$410,344	5%
Hilltop	1,112,424	12.81%	347,480	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	762,364	13.38%	227,984	4%	341,976	6%
Hilltop	1,112,424	18.53%	240,159	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	797,771	14.00%	455,968	8%	569,960	10%
Hilltop	1,148,736	19.13%	480,318	8%	N/A	N/A

The following table shows the Bank’s and Hilltop’s consolidated actual capital amounts and ratios compared to the regulatory minimum capital requirements and the Bank’s regulatory minimum capital requirements needed to qualify as a “well-capitalized” institution (dollars in thousands), without giving effect to the final Basel III capital rules adopted by the Federal Reserve Board on July 2, 2013.

					To Be Well Capitalized
			Minimum Capital		Minimum Capital
	Actual		Requirements		Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Tier 1 capital (to average assets):
Bank	$762,364	9.29%	$328,275	4%	$410,344	5%
Hilltop	1,112,424	12.81%	347,480	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	762,364	13.38%	227,984	4%	341,976	6%
Hilltop	1,112,424	18.53%	240,159	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	797,771	14.00%	455,968	8%	569,960	10%
Hilltop	1,148,736	19.13%	480,318	8%	N/A	N/A

December 31, 2012
Tier 1 capital (to average assets):
Bank	$542,307	8.84%	$245,495	4%	$306,869	5%
Hilltop	871,379	13.08%	266,514	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	542,307	11.83%	183,308	4%	274,961	6%
Hilltop	871,379	17.72%	196,670	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	546,598	11.93%	366,615	8%	458,269	10%
Hilltop	875,670	17.81%	393,340	8%	N/A	N/A

Summary of statutory capital and surplus and statutory net income (loss) of each insurance subsidiary

A summary of statutory capital and surplus and statutory net income (loss) of each insurance subsidiary is as follows (in thousands).

	June 30,	December 31,
	2014	2013
Capital and surplus:
National Lloyds Insurance Company	$100,479	$98,602
American Summit Insurance Company	28,004	26,452

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Statutory net income (loss):
National Lloyds Insurance Company	$(4,664)	$(13,331)	$1,322	$(9,940)
American Summit Insurance Company	245	(1,380)	1,376	(1,129)

A summary of statutory capital and surplus and statutory net income (loss) of each insurance subsidiary is as follows (in thousands).

	December 31,
	2013	2012
Capital and surplus:
National Lloyds Insurance Company	$98,602	$94,558
American Summit Insurance Company	26,452	25,761

	Year Ended December 31,
	2013	2012	2011
Statutory net income (loss):
National Lloyds Insurance Company	$3,583	$(3,858)	$(133)
American Summit Insurance Company	521	972	(541)